LEASE COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Contractual Obligation, Fiscal Year Maturity [Abstract]
Total rental expense	$ 61	$ 65
Future minimum rental commitments under leases with an initial lease term in excess of one year	280
Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Fiscal 2019	58
Fiscal 2020	53
Fiscal 2021	47
Fiscal 2022	40
Fiscal 2023	28
Thereafter	$ 54